WEBs ETF Trust

WEBs Real Estate XLRE Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 52.9%
United States – 52.9%
Real Estate Select Sector SPDR Fund(1)	2,944	$121,970
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,798)		121,970

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 48.0%
Time Deposits – 48.0%
JPMorgan Chase, New York, 2.98% 02/02/2026	$110,769	110,769
TOTAL SHORT-TERM INVESTMENTS
(Cost - $110,769)		110,769

TOTAL INVESTMENTS – 100.9% (Cost - $236,567)		232,739
OTHER ASSETS LESS LIABILITIES – (0.9)%		(2,143)
NET ASSETS – 100.0%		$230,596

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Real Estate Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	297	08/25/2026	$(1,466)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate